LONG-TERM DEBT AND LINES OF CREDIT - Revolving Credit Facility (Details) - Line of Credit - USD ($)		12 Months Ended
	Aug. 19, 2022	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,283,400,000
Available borrowings under credit facility		2,280,300,000
Revolving Credit Facility
Debt Instrument [Line Items]
Gross long-term debt		$ 1,500,000,000	$ 1,528,000,000	$ 1,570,000,000
Revolving Credit Facility | Bank of America, N.A. Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 5,750,000,000
Debt issuance costs	$ 12,300,000
Interest rate (as a percent)		5.86%
Revolving Credit Facility | Bank of America, N.A. Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.125%
Commitment fee (as a percent)		0.125%
Revolving Credit Facility | Bank of America, N.A. Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.875%
Commitment fee (as a percent)		0.30%
Revolving Credit Facility | Bank of America, N.A. Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Revolving Credit Facility | Bank of America, N.A. Revolving Credit Facility | Credit Spread Adjustment or Alternative Currency Term Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.10%
Revolving Credit Facility | Bank of America, N.A. Revolving Credit Facility | Credit Spread Adjustment or Alternative Currency Term Floor Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Revolving Credit Facility | Bank of America, N.A. Revolving Credit Facility | Daily Floating Secured Overnight Financing Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Revolving Credit Facility | Bank of America, N.A. Revolving Credit Facility | Daily Floating Secured Overnight Financing Credit Adjustment Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.10%
Revolving Credit Facility | Bank of America, N.A. Revolving Credit Facility | Alternative Currency Rate Floor
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Letter of Credit | Bank of America, N.A. Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 250,000,000
Standby Letters of Credit | Bank of America, N.A. Revolving Credit Facility
Debt Instrument [Line Items]
Available borrowings under credit facility		$ 3,700,000,000